Contingent Liabilities and Financial Commitments - Taxes - Additional Information (Details) € in Millions, £ in Millions	Jul. 25, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 EUR (€)
Netherlands | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount		£ 865	€ 978
Bangladesh | Change In Tax By Court Order
Disclosure Of Commitments And Contingencies [Line Items]
Value added tax and supplenetary duty amount reversed	£ 170